Investment In Navios Europe Inc. (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended		9 Months Ended
	Dec. 31, 2014	Dec. 18, 2013	Oct. 09, 2013	Dec. 31, 2013
Long-term debt	$ 586,738
Investment in affiliates	521			500
Portion of the carrying balance of related party loan	750			280
Navios Holdings
Ownership percentage			47.50%
Navios Acquisitions
Ownership percentage			47.50%
Navios Partners
Ownership percentage			5.00%
Estimated maximum potential loss	1,271
Fund From $117,753 Senior Loan
Cash purchase price		127,753
Navios Holdings, Navios Acquisition and Navios Partners
Long-term debt		10,000
Revolving loan facility maximum borrowing capacity			24,100
New Junior Loan
Debt instrument face amount		173,367
Debt instrument fair value				71,929
Navios Europe
Investment in affiliates	500
Portion of the carrying balance of related party loan	750
Investment income	$ 88
Profit Sharing Arrangement	On an ongoing basis, Navios Europe is required to distribute cash flows (after payment of operating expenses, amounts due pursuant to the terms of the Senior Loan and repayments of the Navios Revolving Loans) according to a defined waterfall calculation.